Segment Information (Table)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Total Assets by Geographic Area	The Company’s total assets by geographic location are as follows
	December 31,
	2018	2017
Assets
Mainland China	$272,852	$289,560
Hong Kong	96,928	9,659
Total Assets	$369,780	$299,219

Schedule of Revenues by Product

The Company’s revenues by product are as follows:

	For the year ended December 31,
	2018	2017	2016
Sales
Inactivated hepatitis vaccines	$63,426	$37,851	$20,596
Influenza vaccines	2,028	13,544	9,829
Enterovirus 71 vaccines	162,537	121,284	35,140
H5N1 vaccines	—	—	6,389
Mumps vaccines	1,659	1,667	477
Total Sales	$229,650	$174,346	$72,431

Schedule of Revenues are Attributed to Geographic Locations

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2018	2017	2016
Sales
Mainland China	$215,121	$172,897	$71,184
Foreign countries	14,529	1,449	1,247
Total Sales	$229,650	$174,346	$72,431